Other Current Liabilities (Changes In Product Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current Liabilities [Abstract]
Beginning of year	$ 1,102	$ 1,113	$ 912
Accruals	2,222	1,823	1,890
Usage	(2,024)	(1,834)	(1,689)
Balance at end of year	$ 1,300	$ 1,102	$ 1,113